Financing Receivables - Transfer of Financing Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing receivables
Financing receivable transferred, net gain (loss)		$ (68)	$ (98)
Commercial Financing Receivables
Financing receivables
Receivables transferred		7,860	9,248
Receivables uncollected at end of period		$ 1,150	$ 1,600
Commercial Financing Receivables | Third Party Investor | Subsequent Event
Financing receivables
Transfer of financial assets, sales period	26 months
Commercial Financing Receivables | Third Party Investor | Maximum | Subsequent Event
Financing receivables
Financing receivables to be sold	$ 1,300